Reconciliation of the Differences between Basic and Diluted EPS (Reconciliation of the Differences between Basic and Diluted EPS) (Detail) - JPY (¥)
¥ / shares in Units, shares in Thousands, ¥ in Millions
	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Earnings Per Share [Abstract]
Net income (loss) attributable to Sony Corporation's stockholders for basic and diluted EPS computation	¥ 147,791	¥ (125,980)	¥ (128,369)
Weighted-average shares outstanding	1,237,802	1,114,424	1,027,024
Effect of dilutive securities:
Stock acquisition rights	2,109
Zero coupon convertible bonds	17,972
Weighted-average shares for diluted EPS computation	1,257,883	1,114,424	1,027,024
Basic EPS	¥ 119.40	¥ (113.04)	¥ (124.99)
Diluted EPS	¥ 117.49	¥ (113.04)	¥ (124.99)